Gain on Financial Instruments, Net	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Gain on financial instruments, net	Gain on financial instruments, net

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Royalties - fair value gain[1]	77.5	—	—
Northern Star shares - fair value gain[2]	53.6	—	—
Northern Star shares - fair value loss on forward sales[2]	(73.0)	—	—
Total gain on financial instruments, net	58.1	—	—
[1]During 2025, a fair value gain of US$77.5 million was recognised in profit or loss relating to royalties. Refer note 16 (b) for further details.
2On 26 September 2025, Gold Fields entered into a forward share transaction ("forward sale") pursuant to which it agreed to sell the Northern Star shares acquired as part of the acquisition of Gold Road (refer note 18.3 for further details). The investment in Northern Star was presented as an asset held for sale until 14 October 2025, the settlement date of the forward sale. A fair value gain of US$53.6 million (A$83.2 million) was recognised in profit or loss.
On 14 October 2025, Gold Fields sold the 49,258,234 Northern Star shares by way of a forward sale at a price of A$22.05 per Northern Star share for a total consideration of US$707.4 million (A$1,086.1 million). A fair value loss of US$73.0 million (A$113.3 million) was recognised in profit or loss.
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2025				2024
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Financial assets measured at fair value
Trade receivables from provisional copper sales	31.0	—	31.0	—	16.5	—	16.5	—
Investments – listed	142.4	142.4	—	—	114.5	114.5	—	—
Asanko contingent consideration	22.0	—	—	22.0	18.4	—	—	18.4
Royalties - asset held for sale	77.5	—	—	77.5	—	—	—	—
Financial assets not measured at fair value
Environmental trust funds	140.9	—	140.9	—	125.2	—	125.2	—
Other investment	47.2	47.2	—	—	46.5	46.5	—	—
Asanko deferred consideration	28.1	—	28.1	—	49.5	—	49.5	—
Financial liabilities not measured at fair value
Borrowings	2,806.3	1,309.6	—	1,496.7	2,502.1	504.4	—	1,997.7